Commitments and Contingencies - Future Minimum Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum commitments
2022	$ 21,853
2023	79,240
2024	57,620
2025	82,000
Total	240,713
Other Commitment
2022	625
2023	590
2024	215
2025	52
2026	52
Thereafter	58
Total	1,592
Total Commitment
2022	22,478
2023	79,830
2024	57,835
2025	82,052
2026	52
Thereafter	58
Total	$ 242,305